FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record

Vote Summary Report

July 01, 2008 – June 30, 2009

Nuveen Floating Rate Income Fund

Meeting Date/Type	Company/ Ballot Issues		Security	Management Recommendation	Vote Cast	Proponent

10/17/08 - A	Eaton Vance Senior Income Trust *EVF*		27826S103
	1	Elect Directors		For	For	Management

03/27/09 - A	Eaton Vance Floating Rate Income Trust *EFR*		278279104
	1	Elect Directors		For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Floating Rate Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2009